BANCORP ENERGY, INC.AND SUBSIDIARIES- STATEMENTS OF CASH FLOWS (06/30/2011 and 06/30/2010 Unaudited) (USD $)	3 Months Ended
Jun. 30, 2011
Net loss	$ (102,000)
Accounts payable & Accrued Expenses	3,500
Accured Interest on Notes - related parties	44,125
Accrued Interest on Convertible Note	$ 54,375